Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Aggregate balance at the beginning of the year	$ 6,907	$ 9,121
New loans	1,174
Repayments	(4,045)
Aggregate balance at the end of the year	$ 4,036	$ 9,121